Federated Hermes Corporate Bond Fund
(formerly, Federated Bond Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—72.6%
		Basic Industry - Chemicals—0.4%
$1,500,000		RPM International, Inc., Sr. Unsecd. Note, 3.750%, 3/15/2027	$1,626,621
2,780,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	3,240,860
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	1,715,287
		TOTAL	6,582,768
		Basic Industry - Metals & Mining—1.1%
3,900,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	4,020,312
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	5,774,895
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	1,381,401
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,557,202
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,590,440
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,506,035
		TOTAL	17,830,285
		Basic Industry - Paper—0.2%
2,270,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	2,397,262
		Capital Goods - Aerospace & Defense—2.1%
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	3,325,895
2,120,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	2,068,197
1,755,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,619,982
3,000,000		Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	3,592,043
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	1,917,071
2,950,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	2,975,813
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	655,541
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	999,636
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	2,107,442
1,540,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	1,722,498
3,975,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,352,050
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,667,688
3,230,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.015% (3-month USLIBOR +1.735%), 2/15/2042	2,363,391
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	822,823
1,660,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,831,522
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	744,350
		TOTAL	32,765,942
		Capital Goods - Building Materials—1.2%
5,625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	6,136,364
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,483,997
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	2,288,490
1,920,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	2,093,596
2,708,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	2,922,424
1,000,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	1,155,042
		TOTAL	19,079,913
		Capital Goods - Construction Machinery—0.6%
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,950,430
1,670,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,798,302
2,500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,626,596

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$3,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	$3,361,224
	TOTAL	9,736,552
	Capital Goods - Diversified Manufacturing—1.9%
859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	905,850
935,000	General Electric Co., Sr. Unsecd. Note, 4.350%, 5/1/2050	951,588
1,195,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,231,407
730,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	737,514
3,074,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	3,260,406
1,070,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	1,143,469
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	2,541,531
3,250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	3,269,949
2,155,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	2,207,317
1,050,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	1,153,812
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	950,370
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	777,128
2,840,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	3,409,468
4,045,000	Valmont Industries, Inc., 5.250%, 10/1/2054	4,316,917
1,220,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,285,442
1,895,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	2,008,106
	TOTAL	30,150,274
	Capital Goods - Packaging—0.6%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	1,977,328
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	1,144,558
2,500,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	2,865,003
2,210,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.900%, 3/15/2029	2,721,510
	TOTAL	8,708,399
	Communications - Cable & Satellite—2.4%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	7,450,934
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,654,339
335,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	404,334
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,334,388
900,000	Comcast Corp., 7.050%, 3/15/2033	1,377,091
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	5,715,219
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,700,254
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,647,922
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	3,090,496
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	2,089,285
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	2,131,706
1,470,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,556,948
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,866,045
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,608,174
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,389,594
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 9/1/2021	2,983,158
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	237,951
	TOTAL	38,237,838
	Communications - Media & Entertainment—1.3%
3,995,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,487,785
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	1,340,879
1,375,000	Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	1,652,363

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$4,380,000	Grupo Televisa S.A., 6.625%, 3/18/2025	$5,273,349
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	886,450
2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	3,078,946
2,350,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	2,645,967
985,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 5/19/2050	1,147,103
	TOTAL	20,512,842
	Communications - Telecom Wireless—1.5%
2,500,000	American Tower Corp., Sr. Unsecd. Note, 2.750%, 1/15/2027	2,721,570
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,557,620
2,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,713,811
2,815,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	2,917,922
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	3,194,606
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	3,432,480
3,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	3,671,940
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	2,478,445
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,302,751
	TOTAL	23,991,145
	Communications - Telecom Wirelines—3.0%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	2,573,745
4,200,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	4,672,327
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	2,336,340
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	2,987,587
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,966,686
2,250,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 3/9/2048	2,639,686
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	1,371,568
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	1,256,889
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,359,621
2,050,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	2,694,302
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	2,760,742
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,647,745
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	3,193,400
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	7,809,368
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	2,538,480
	TOTAL	46,808,486
	Consumer Cyclical - Automotive—1.0%
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	1,040,379
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,917,586
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	1,271,077
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.450%, 4/10/2022	2,316,482
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,304,836
1,780,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	1,828,854
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.850%, 9/26/2024	3,202,509
3,000,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.200%, 9/26/2026	3,315,770
	TOTAL	16,197,493
	Consumer Cyclical - Leisure—0.1%
933,892	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	936,038
	Consumer Cyclical - Retailers—2.4%
2,500,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	2,729,944
1,070,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	1,112,608

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$6,175,871
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,267,201
3,200,000	AutoZone, Inc., Sr. Unsecd. Note, 1.650%, 1/15/2031	3,164,559
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	684,339
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	2,420,169
812,095	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	872,650
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	3,181,387
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,908,362
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,937,308
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	2,730,432
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,271,281
1,200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,293,748
5,820,000	Home Depot, Inc., Sr. Unsecd. Note, 3.350%, 4/15/2050	6,647,066
	TOTAL	38,396,925
	Consumer Cyclical - Services—1.1%
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,615,218
1,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	2,314,638
2,395,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	2,741,777
3,250,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	3,245,858
900,000	Expedia, Inc., 4.500%, 8/15/2024	946,003
1,800,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2026	1,903,557
3,985,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	4,658,724
	TOTAL	17,425,775
	Consumer Non-Cyclical - Food/Beverage—5.3%
5,545,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	6,267,651
3,870,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	4,774,030
2,697,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	2,870,344
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	7,774,091
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	1,014,726
5,100,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,493,579
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	2,178,235
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	446,894
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,031,685
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	2,489,940
2,150,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	2,394,248
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	1,731,038
2,570,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	3,518,791
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,941,868
1,600,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	1,670,608
2,245,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	2,572,777
6,900,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	7,258,362
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,781,155
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	1,350,942
925,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	994,534
3,130,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	3,410,573
2,205,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	2,490,647
1,600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,608,747
910,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	1,058,463
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	629,471

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$3,000,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	$3,127,220
2,500,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	2,826,228
1,175,000	Tyson Foods, Inc., 3.950%, 8/15/2024	1,309,385
1,000,000	Tyson Foods, Inc., 5.150%, 8/15/2044	1,307,458
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.000%, 3/1/2026	575,706
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	1,785,728
	TOTAL	83,685,124
	Consumer Non-Cyclical - Health Care—2.4%
1,500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	1,625,525
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 9/22/2026	3,613,263
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	620,584
1,500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	1,632,280
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	2,168,155
275,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.300%, 3/1/2023	289,174
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,664,678
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,616,523
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,302,280
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	7,346,400
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	5,098,346
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,527,813
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,983,160
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	1,678,685
	TOTAL	37,166,866
	Consumer Non-Cyclical - Pharmaceuticals—4.9%
895,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	906,812
2,601,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	3,045,234
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	3,205,680
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.950%, 11/21/2026	4,623,154
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	4,222,297
805,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.450%, 3/15/2022	836,919
750,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.800%, 3/15/2025	839,274
970,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	1,171,647
5,525,000	Amgen, Inc., Sr. Unsecd. Note, 2.200%, 2/21/2027	5,855,585
2,875,000	AstraZeneca PLC, 2.125%, 8/6/2050	2,676,101
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	2,411,119
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,593,126
3,300,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.375%, 11/16/2025	3,722,092
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,984,517
1,500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,646,235
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	838,988
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	619,208
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	306,818
2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,794,993
1,090,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	1,119,061
1,155,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	1,173,309
4,335,000	Biogen, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2045	5,911,672
2,100,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.875%, 8/15/2025	2,419,056
3,585,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	5,111,119
3,000,000	Merck & Co., Inc., Sr. Unsecd. Note, 0.750%, 2/24/2026	3,016,575

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$5,440,000	Merck & Co., Inc., Sr. Unsecd. Note, 2.450%, 6/24/2050	$5,443,052
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,334,132
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	4,336,382
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,947,288
	TOTAL	77,111,445
	Consumer Non-Cyclical - Products—0.1%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	1,143,273
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	1,140,409
	TOTAL	2,283,682
	Consumer Non-Cyclical - Supermarkets—0.3%
960,000	Kroger Co., Bond, 6.900%, 4/15/2038	1,399,058
2,350,000	Kroger Co., Sr. Unsecd. Note, 2.200%, 5/1/2030	2,464,854
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	1,227,998
	TOTAL	5,091,910
	Consumer Non-Cyclical - Tobacco—0.5%
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	3,368,700
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	4,601,483
	TOTAL	7,970,183
	Energy - Independent—0.9%
5,890,000	Canadian Natural Resources Ltd., 5.850%, 2/1/2035	7,262,152
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	1,012,317
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	3,531,881
695,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.200%, 3/15/2048	527,331
695,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 4/15/2046	556,316
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	630,890
775,000	XTO Energy, Inc., 6.750%, 8/1/2037	1,136,326
	TOTAL	14,657,213
	Energy - Integrated—1.0%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,683,171
1,785,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,981,196
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	3,509,643
1,480,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.742%, 3/11/2021	1,515,093
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	2,594,841
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	2,445,893
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	2,129,860
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	274,113
	TOTAL	16,133,810
	Energy - Midstream—2.7%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	4,024,962
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	890,368
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,924,758
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,277,702
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	6,178,959
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,996,188
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,770,254
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 9/15/2040	3,102,007
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,493,237
1,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	2,051,157
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,490,872

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	$1,730,486
3,190,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	3,566,016
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	2,512,722
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	1,036,316
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,205,253
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,591,331
	TOTAL	41,842,588
	Energy - Refining—0.4%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	944,339
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	919,653
1,665,000	Valero Energy Corp., 7.500%, 4/15/2032	2,398,693
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,750,267
	TOTAL	6,012,952
	Financial Institution - Banking—12.8%
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,116,859
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,611,501
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,850,259
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,466,264
6,395,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	6,658,191
8,400,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.328%, 10/1/2021	8,413,372
2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	2,637,664
3,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	4,099,660
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,537,181
1,850,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	2,065,707
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,363,772
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,596,831
5,500,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,830,468
1,200,000	Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,345,186
990,000	Citigroup, Inc., 4.125%, 7/25/2028	1,137,774
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	3,231,324
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,909,717
3,410,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	3,555,054
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	3,021,016
1,705,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,855,683
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	2,144,594
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	6,705,797
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	3,196,256
3,500,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,709,701
1,450,000	City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	1,452,629
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	1,106,043
2,625,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,823,433
1,680,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	1,683,853
1,840,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,956,564
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,933,897
3,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	3,303,472
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	2,179,727
4,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	4,814,625
5,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	6,267,362
4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	5,436,564

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	$2,967,854
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,710,989
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 4/25/2023	1,535,978
7,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	8,346,869
2,000,000		JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	2,150,831
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,204,526
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	793,069
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	8,359,298
3,975,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.886% (3-month USLIBOR +0.640%), 12/1/2021	3,975,523
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	4,547,856
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	3,008,320
2,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,697,416
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	8,619,846
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	3,044,296
2,750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	3,320,336
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,703,360
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	4,698,223
3,500,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.600%, 7/23/2026	3,845,102
713,169	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	463,560
1,000,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	1,016,308
3,000,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 1.250%, 3/9/2023	3,060,022
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	2,379,907
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	4,181,933
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,888,253
3,995,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	4,297,932
		TOTAL	199,835,607
		Financial Institution - Broker/Asset Mgr/Exchange—1.5%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,464,657
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	6,262,284
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	665,598
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,557,098
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,861,244
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	2,088,814
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,498,191
805,000		Stifel Financial Corp., 4.250%, 7/18/2024	893,189
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	1,175,186
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,701,481
975,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	1,107,364
		TOTAL	24,275,106
		Financial Institution - Finance Companies—0.8%
1,010,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 5/26/2022	1,015,745
600,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	618,920
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,687,970
7,856,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	8,120,142
		TOTAL	12,442,777
		Financial Institution - Insurance - Health—0.5%
740,000		Anthem, Inc., 5.850%, 1/15/2036	1,002,276
1,690,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	1,840,673
1,690,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	2,023,850

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—continued
$1,690,000	CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	$2,236,471
	TOTAL	7,103,270
	Financial Institution - Insurance - Life—1.5%
2,750,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,164,243
3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,428,955
1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	2,493,314
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	910,112
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	1,245,333
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,622,126
700,000	New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	1,074,681
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	5,465,468
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,429,222
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,309,336
	TOTAL	24,142,790
	Financial Institution - Insurance - P&C—0.9%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,356,344
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,423,616
850,000	Liberty Mutual Group, Inc., Company Guarantee, 144A, 5.000%, 6/1/2021	877,911
2,880,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	3,223,909
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	5,575,076
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,462,372
	TOTAL	13,919,228
	Financial Institution - REIT - Apartment—0.5%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,418,175
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	2,176,743
1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,324,340
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,730,187
	TOTAL	7,649,445
	Financial Institution - REIT - Healthcare—0.3%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,408,560
2,300,000	Healthcare Trust of America, 3.700%, 4/15/2023	2,427,760
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,242,130
	TOTAL	5,078,450
	Financial Institution - REIT - Office—0.5%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,706,102
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,810,280
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,589,746
	TOTAL	7,106,128
	Financial Institution - REIT - Other—0.3%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,389,881
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	2,079,225
	TOTAL	4,469,106
	Financial Institution - REIT - Retail—0.6%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	399,526
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,889,694
2,600,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	2,769,289
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,752,620
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,292,903
	TOTAL	9,104,032

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supranational—0.1%
$1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	$1,167,128
	Technology—6.1%
4,236,000	Apple, Inc., Sr. Unsecd. Note, 2.650%, 5/11/2050	4,369,375
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	2,728,252
2,000,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	2,254,020
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,751,470
3,880,000	Dell International LLC/EMC Corp., Term Loan—1st Lien, 144A, 5.300%, 10/1/2029	4,428,339
1,000,000	Dell International LLC/EMC Corp., Term Loan—1st Lien, 144A, 6.200%, 7/15/2030	1,213,411
934,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	958,249
3,750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	4,418,079
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 8.350%, 7/15/2046	2,113,724
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,823,602
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,620,064
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,559,339
2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	2,136,049
3,448,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	4,048,522
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,398,357
3,000,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	3,228,058
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	1,121,815
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2025	2,838,919
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,629,847
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,755,773
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,191,881
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,759,145
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	4,365,611
1,260,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,508,299
565,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	590,483
2,250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	2,504,004
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,907,036
2,600,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,706,845
6,000,000	Oracle Corp., Sr. Unsecd. Note, 2.650%, 7/15/2026	6,589,657
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	6,720,923
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,534,384
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	1,132,335
2,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	2,846,297
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	524,722
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,475,410
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	179,017
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	3,510,710
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	229,109
	TOTAL	95,671,132
	Technology Services—0.2%
2,125,000	Global Payments, Inc., Sr. Unsecd. Note, 4.150%, 8/15/2049	2,505,672
	Transportation - Airlines—0.1%
740,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	808,499
	Transportation - Railroads—0.7%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	4,499,621
32,480	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	32,957
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,475,249

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	$1,364,310
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	2,280,824
	TOTAL	10,652,961
	Transportation - Services—1.4%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	5,454,820
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,353,756
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	2,597,766
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	3,626,861
2,255,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,445,398
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,522,950
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,782,449
	TOTAL	21,784,000
	Utility - Electric—3.3%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	1,122,553
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,753,771
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,794,660
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,963,516
1,233,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,604,340
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	405,479
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,321,858
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,530,754
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	152,345
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	2,125,914
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2069	5,290,975
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	942,098
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,591,953
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	3,283,664
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	923,514
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	4,343,768
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	1,056,772
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,571,351
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	1,077,920
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	3,556,405
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,616,821
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	890,203
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	874,304
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,576,604
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	2,158,411
2,460,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,464,742
	TOTAL	50,994,695
	Utility - Natural Gas—1.0%
1,290,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	1,426,160
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,691,919
2,425,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	2,524,894
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,333,855
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	2,951,940
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,817,473
2,230,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,211,750
	TOTAL	15,957,991

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—0.1%
$815,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	$916,951
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,027,646,384)	1,137,298,678
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
597		Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	673
675		Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	764
345		Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	390
785		Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	892
		TOTAL	2,719
		Federal National Mortgage Association—0.0%
1,059		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	1,204
722		Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	814
7,736		Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	8,688
3,791		Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	4,241
		TOTAL	14,947
		Government National Mortgage Association—0.0%
481		Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	548
453		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	513
779		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	826
510		Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	539
		TOTAL	2,426
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,928)	20,092
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,265,000		Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $1,281,445)	1,391,184
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	1,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
66,265		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $64,995)	71,407
		INVESTMENT COMPANIES—26.1%
17,886,057		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[5]	17,895,000
63,445,844		High Yield Bond Portfolio	391,460,855
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $446,657,100)	409,355,855
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $1,475,678,902)	1,548,138,516
		OTHER ASSETS AND LIABILITIES - NET—1.2%[6]	18,719,733
		TOTAL NET ASSETS—100%	$1,566,858,249

At August 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Long Futures:
[3]United States Treasury Bond Long Futures	550	$96,645,313	December 2020	$(1,135,662)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Value as of 11/30/2019	$28,610,291	$345,550,269	$374,160,560
Purchases at Cost	$343,612,569	$69,500,000	$413,112,569
Proceeds from Sales	$(354,325,642)	$(25,000,000)	$(379,325,642)
Change in Unrealized Appreciation/Depreciation	$324	$13,430,805	$13,431,129
Net Realized Gain/(Loss)	$(2,542)	$(12,020,219)	$(12,022,761)
Value as of 8/31/2020	$17,895,000	$391,460,855	$409,355,855
Shares Held	17,886,057	63,445,844	81,331,901
Dividend/Income	$170,371	$16,175,882	$16,346,253
Gain Distributions Received	$130	$—	S130
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).
3
Non-income-producing security.
4
Issuer in default.
5
7-day net yield.
6
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,136,835,118	$463,560	$1,137,298,678
Mortgage-Backed Securities	—	20,092	—	20,092
Municipal Bond	—	1,391,184	—	1,391,184
Collateralized Mortgage Obligation	—	71,407	—	71,407
Equity Securities:
Preferred Stocks
Domestic	—	—	1,300	1,300
Investment Companies	409,355,855	—	—	409,355,855
TOTAL SECURITIES	$409,355,855	$1,138,317,801	$464,860	$1,548,138,516
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	(1,135,662)	—	—	(1,135,662)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,135,662)	$—	$—	$(1,135,662)
1
Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit